EXPLORATION AND HOLDING EXPENSES	9 Months Ended
Sep. 30, 2022
EXPLORATION AND HOLDING EXPENSES

12. EXPLORATION AND HOLDING EXPENSES

Exploration and holding expenses were incurred on the following projects:

		Three months ended		Nine months ended
		September 30	September 30	September 30	September 30
		2022	2021	2022	2021
		$	$	$	$
Platosa property (Mexico)	- exploration work (1)	151	305	559	1,559
	- holding costs	52	50	155	149
Evolución (Mexico)	- exploration work	29	61	98	195
	- holding costs	86	72	257	216
Silver City (Germany)	- exploration work	175	1,423	887	2,142
	- holding costs (2)	-	-	-	-
Kilgore (USA)	- exploration work	1,721	497	2,213	1,020
	- holding costs	130	130	130	130
Exploration and holding expenses		2,344	2,538	4,299	5,411

(1)	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to property, plant and equipment (Note 4).

(2)	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 5 for capitalized earn-in payments under the Globex Agreement.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)